UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
July 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--29.8%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	250,000,000 a	250,000,000
Barclays Bank PLC (Yankee)
5.20%, 8/24/06	850,000,000	850,000,000
BNP Paribas (Yankee)
5.47%, 10/24/06	800,000,000	800,000,000
Canadian Imperial Bank of Commerce (Yankee)
5.36%, 8/31/06	250,000,000	250,000,000
Credit Suisse (Yankee)
5.36% - 5.40%, 8/30/06 - 9/11/06	800,000,000	800,000,000
DEPFA BANK PLC (Yankee)
5.36% - 5.46%, 8/30/06 - 10/20/06	548,000,000	548,000,000
Societe Generale (Yankee)
5.32%, 8/21/06	650,000,000	650,000,000
Unicredit Delaware Inc. (Yankee)
5.41%, 9/12/06	158,500,000	158,466,066
Washington Mutual Bank
5.10%, 8/2/06	475,000,000	475,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,781,466,066)		4,781,466,066
Commercial Paper--66.4%

Abbey National North America LLC
5.30%, 8/1/06	500,000,000	500,000,000
Amstel Funding Corp.
5.20% - 5.45%, 9/5/06 - 9/29/06	192,975,000 b	191,568,644
Amsterdam Funding Corp.
5.39%, 9/11/06	283,600,000 b	281,875,239
Atlantic Asset Securitization LLC
5.40%, 9/8/06	79,605,000 b	79,155,453
Atlantis One Funding Corp.
5.34%, 8/21/06	222,958,000 b	222,302,751
Bank of America Corp.
5.33% - 5.40%, 8/21/06 - 9/11/06	625,000,000	622,692,180
Bear Stearns Cos. Inc.
5.40%, 9/11/06	50,000,000	49,695,347
Beethoven Funding Corp.
5.41%, 9/8/06	125,108,000 b	124,400,167
Beta Finance Inc.
5.45%, 9/28/06	95,770,000 b	94,940,624
Bryant Park Funding LLC
5.40%, 9/12/06	50,469,000 b	50,153,989
CAFCO LLC
5.32% - 5.47%, 8/15/06 - 10/18/06	525,000,000 b	520,434,271
CBA (Delaware) Finance Inc.
5.19%, 9/5/06	85,000,000	84,576,476
CC (USA) Inc.

5.44%, 9/26/06	100,000,000 b	99,164,667
CHARTA LLC
5.37% - 5.47%, 8/29/06 - 10/18/06	400,000,000 b	396,833,833
CIESCO LLC
5.32%, 8/15/06	50,000,000 b	49,897,333
Citigroup Funding Inc.
5.20% - 5.40%, 9/5/06 - 9/11/06	700,000,000	696,306,438
Citigroup Global Markets Holdings Inc.
5.11%, 8/3/06	150,000,000	149,958,000
Concord Minutemen Capital Co. LLC
5.40%, 9/7/06 - 9/12/06	168,630,000 b	167,650,093
CRC Funding LLC
5.10% - 5.47%, 8/2/06 - 10/18/06	760,800,000 b	755,904,197
Crown Point Capital Co. LLC
5.41%, 9/7/06	100,939,000 b	100,382,938
Cullinan Finance Ltd.
5.47%, 10/12/06 - 10/18/06	290,402,000 b	287,105,194
DEPFA BANK PLC
5.20%, 9/1/06 - 9/5/06	80,000,000 b	79,638,050
FCAR Owner Trust, Ser. I
5.20% - 5.40%, 8/25/06 - 9/7/06	446,000,000	443,843,936
FCAR Owner Trust, Ser. II
5.41%, 9/11/06	300,000,000	298,168,667
Gemini Securitization Corp., LLC
5.20% - 5.40%, 9/5/06 - 9/11/06	198,000,000 b	196,929,558
General Electric Capital Corp.
5.33% - 5.39%, 8/22/06 - 9/11/06	570,000,000	567,644,067
General Electric Capital Services Inc.
5.39%, 9/11/06	100,000,000	99,391,833
Govco Inc.
5.12%, 8/4/06	116,000,000 b	115,951,183
Harrier Finance Funding Ltd.
5.39% - 5.46%, 9/12/06 - 9/25/06	345,146,000 b	342,559,613
HBOS Treasury Services PLC
5.19% - 5.37%, 8/31/06 - 9/5/06	392,068,000	390,223,495
Intesa Funding LLC
5.44%, 9/29/06	250,000,000	247,801,840
K2 (USA) LLC
5.11% - 5.33%, 8/3/06 - 8/21/06	219,600,000 b	219,180,312
Kredietbank N.A. Finance Corp.
5.10% - 5.20%, 8/2/06 - 9/1/06	153,650,000	153,505,939
Nationwide Building Society
5.40%, 9/6/06	100,000,000	99,465,000
Nordea North America Inc.
5.20%, 9/1/06	18,955,000	18,871,266
Northern Rock PLC
5.20%, 9/5/06	72,000,000	71,640,900
Regency Markets No. 1 LLC
5.48%, 10/20/06	124,903,000 b	123,404,164
Scaldis Capital Ltd.
5.20%, 9/5/06	85,341,000 b	84,915,362
Sigma Finance Inc.

5.20%, 9/5/06	100,000,000 b	99,501,250
Solitaire Funding Ltd.
5.19% - 5.40%, 8/23/06 - 9/11/06	98,680,000 b	98,202,029
Stadshypotek Delaware Inc.
5.40%, 9/13/06	50,000,000 b	49,680,486
Thunder Bay Funding LLC
5.20%, 9/5/06	65,953,000 b	65,624,059
Total Capital S.A.
5.29%, 8/1/06	500,000,000 b	500,000,000
UBS Finance Delaware LLC
5.29%, 8/1/06	500,000,000	500,000,000
Westpac Trust Securities NZ Ltd.
5.44%, 9/29/06	90,350,000	89,555,585
Windmill Funding Corp.
5.40%, 9/11/06	165,000,000 b	163,994,646
Total Commercial Paper
(cost $10,644,691,074)		10,644,691,074
Corporate Notes--2.1%

General Electric Capital Corp.
5.36%, 8/24/06	155,000,000 a	155,000,000
Westpac Banking Corp.
5.34%, 8/16/06	180,000,000 a	180,000,000
Total Corporate Notes
(cost $335,000,000)		335,000,000
Time Deposits--1.9%

National Australia Bank Ltd. (Grand Cayman)
5.31%, 8/1/06	50,000,000	50,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 8/1/06	248,000,000	248,000,000
Total Time Deposits
(cost $298,000,000)		298,000,000
Total Investments (cost $16,059,157,140)	100.2%	16,059,157,140
Liabilities, Less Cash and Receivables	(.2%)	(33,719,084)
Net Assets	100.0%	16,025,438,056
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities
	amounted to $5,561,350,105 or 34.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
July 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--21.7%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	20,000,000 a	20,000,000
Barclays Bank PLC (Yankee)
5.20%, 8/24/06	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (Yankee)
5.36%, 8/31/06	100,000,000	100,000,000
Credit Suisse (Yankee)
5.36%, 8/30/06	100,000,000	100,000,000
Societe Generale (Yankee)
5.32%, 8/21/06	100,000,000	100,000,000
Washington Mutual Bank
5.10%, 8/2/06	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $445,000,000)		445,000,000
Commercial Paper--72.8%

Abbey National North America LLC
5.30%, 8/1/06	75,000,000	75,000,000
Amstel Funding Corp.
5.20%, 9/5/06	26,000,000 b	25,870,325
Bank of America Corp.
5.40%, 9/11/06	75,000,000	74,543,021
Beta Finance Inc.
5.19%, 8/31/06	14,000,000 b	13,940,150
CAFCO LLC
5.40%, 9/13/06	50,000,000 b	49,680,486
CC (USA) Inc.
5.20% - 5.45%, 9/1/06 - 9/20/06	66,300,000 b	65,942,053
CHARTA LLC
5.36%, 8/18/06	50,000,000 b	49,874,271
Citigroup Funding Inc.
5.40%, 9/11/06	50,000,000	49,695,063
Citigroup Global Markets Holdings Inc.
5.11%, 8/3/06	50,000,000	49,986,000
Concord Minutemen Capital Co. LLC
5.34%, 8/21/06	110,231,000 b	109,907,043
Daimler Chrysler Revolving Auto Conduit LLC, Ser. II
5.38%, 8/29/06	25,703,000	25,596,447
DEPFA BANK PLC
5.20%, 9/5/06	100,000,000 b	99,501,250
Deutsche Bank Financial LLC
5.29%, 8/1/06	75,000,000	75,000,000
Fairway Finance Company LLC
5.39%, 9/5/06	72,295,000 b	71,918,966
FCAR Owner Trust, Ser. I
5.20%, 8/25/06 - 9/5/06	100,000,000	99,579,625
General Electric Capital Corp.

5.33%, 8/21/06	91,000,000	90,733,067
General Electric Capital Services Inc.
5.39%, 9/11/06	100,000,000	99,391,833
Harrier Finance Funding Ltd.
5.44%, 9/25/06 - 9/28/06	74,000,000 b	73,370,964
ING America Insurance Holdings Inc.
5.19%, 8/28/06	39,875,000	39,721,581
Kredietbank N.A. Finance Corp.
5.10%, 8/2/06	75,000,000	74,989,500
Northern Rock PLC
5.44%, 9/25/06	51,000,000	50,581,588
Premier Asset Collateralized Entity LLC
5.45%, 9/27/06	31,500,000 b	31,231,672
UBS Finance Delaware LLC
5.29%, 8/1/06	75,000,000	75,000,000
Yorktown Capital, LLC
5.38%, 8/28/06	24,272,000 b	24,174,973
Total Commercial Paper
(cost $1,495,229,878)		1,495,229,878
Time Deposits--5.8%

National Australia Bank Ltd. (Grand Cayman)
5.31%, 8/1/06	70,000,000	70,000,000
Royal Bank of Canada (Grand Cayman)
5.33%, 8/1/06	50,000,000	50,000,000
Total Time Deposits
(cost $120,000,000)		120,000,000
Total Investments (cost $2,060,229,878)	100.3%	2,060,229,878
Liabilities, Less Cash and Receivables	(.3%)	(5,683,056)
Net Assets	100.0%	2,054,546,822
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities
	amounted to $615,412,153 or 30.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)